SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Schedule of Fair Value Measurement

Balance at January 1, 2024	$94,932,000
Accrued interest expense	159,305
Change in fair value	(48,468,678)
Derecognition upon conversion of convertible promissory notes	(46,622,627)
Balance at March 31, 2024	$-

Balance at January 1, 2023	$39,297,000
Initial fair value at issuance	2,500,000
Accrued interest expense	289,135
Change in fair value	28,142,865
Balance at March 31, 2023	$70,229,000

Schedule of Fair Values Of Warrants
Balance at February 15, 2024	$29,000
Change in fair value	31,973
Balance at March 31, 2024	$60,973

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities	3	$-	$-	$60,973

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

December 31, 2023:		Quoted Prices in	Significant Other	Significant Other
	Level	Active Markets (Level 1)	Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets:
U.S. Treasury Securities(1)	1	$—	$—	$—
Warrant Liability- Private Placement Warrants	3	—	—	29,000

(1)	As of December 31, 2023, the entirety of the marketable securities held in the trust account were deposited into the demand deposit account.

December 31, 2022:		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury Securities	1	$356,864,000	$—	$—
Warrant Liability- Private Placement Warrants	3	—	—	7,250